REDEEMABLE NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
Redeemable Non Controlling Interests [Abstract]
REDEEMABLE NON-CONTROLLING INTEREST

NOTE 33: REDEEMABLE NON-CONTROLLING INTEREST

The redeemable NCI outstanding as at December 31, 2012 of EUR 256.7 million relates to the fair value of the arrangement with the IFC regarding 5% of Finansbank ordinary shares (December 31, 2011, EUR 257.4 million). In April 2007, the Bank disposed of 5% of Finansbank ordinary shares to IFC for USD 259.2 million. The price per share received from the IFC was determined to be the price per share paid by the Bank to the Finansbank shareholders during the Mandatory Tender Offer. This stake is subject to put and call arrangements, as provided for in the shareholders' agreement between the Bank and IFC, exercisable after 5 and 7 years, respectively. The put option price is the higher of (i) the fair market value of the shares as determined by independent valuation specialists and (ii) the price received compounded semi annually with 6-month Libor plus 25 basis points. These put and call agreements are neither legally detachable nor separately exercisable from the respective shares held by IFC.

A similar put and call arrangement with the EBRD with respect to 10.2% of Banca Romaneasca's share capital was settled in March 2012. Also, similar put and call agreements that existed with the EBRD and the IFC with respect to 10.8% each of Stopanska Banka's share capital were settled in August 2010 following the exercise by EBRD and IFC of their put options.

Based on the terms of the above agreements, the ordinary shares subject to the put options described above are accounted for as a redeemable non-controlling interest as described in note 3, in accordance with ASU 2009-04 (EITF Topic D-98). The redeemable NCI are currently or probably redeemable as of each balance sheet date presented. The amount presented as “Non-controlling interest—Temporary equity” relates to the redemption amount as estimated at each reporting date. Any changes in the redemption amount are recognized in “Accumulated Surplus”.